Annual Operating Expenses - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.62%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.62%